Non-cash Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Non-cash Transactions [Abstract]
Non-cash Transactions

	For the year ended December 31,
	2024	2023	2022

Non-cash operation activities
MTM of financial assets	(82,437)	(176)	(107)

Non-cash investing activities
Property and equipment acquired through lease	8,660	53,643	53,643